Intangible Assets - Summary of the Company's Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (9,502)	$ (5,082)	$ (5,537)
Intangible assets, net		11,729	5,557
Intellectual Property
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross		$ 8,491	5,970
Intellectual Property | Maximum
Finite-Lived Intangible Assets [Line Items]
Term		5 years
Intellectual Property | Minimum
Finite-Lived Intangible Assets [Line Items]
Term		1 year
Software licenses
Finite-Lived Intangible Assets [Line Items]
Term		3 years
Finite-lived intangible assets, gross		$ 8,320	$ 5,124